Commitments and Contingencies - Summary of Leases of Lessee (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Capital Lease Obligations [Abstract]
2022	¥ 3,500	$ 548
2023	1,750	275
2024	1,750	275
Total	¥ 7,000	$ 1,098